Document and Entity Information Document	Jul. 21, 2020
Entity Listings [Line Items]
Document Type	8-K/A
Document Period End Date	Jul. 21, 2020
Entity Registrant Name	Commerce Bancshares, Inc.
Entity Incorporation, State or Country Code	MO
Entity File Number	0-2989
Entity Tax Identification Number	43-0889454
Entity Address, Address Line One	1000 Walnut,
Entity Address, City or Town	Kansas City,
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64106
City Area Code	816
Local Phone Number	234-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0000022356
Amendment Description	This Current Report on Form 8-K/A is being furnished to amend Items 2.02 and 9.01 of the Current Report on Form 8-K furnished on July 21, 2020 announcing the Second Quarter 2020 earnings of Commerce Bancshares, Inc. (the Company).
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	$5 Par Value Common Stock
Trading Symbol	CBSH
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of 6.0% Series B Non-Cumulative Perpetual Preferred Stock
Trading Symbol	CBSHP
Security Exchange Name	NASDAQ